Ropes & Gray LLP
One Metro Center
700 12th Street, N.W.
Suite 900
Washington, DC 20005-3948
WRITER’S DIRECT DIAL NUMBER: (202) 508-4667
August 30, 2007
VIA EDGAR
Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: American Performance Funds Proxy Statement (Registration Nos. 033-35190 and 811-6114)
Ladies and Gentlemen:
     Enclosed for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended are revised preliminary copies of a Proxy Statement, Notice of Meeting to Shareholders, and form of Proxy to be used in connection with a Special Meeting of Shareholders of American Performance Funds.
     The Meeting is scheduled for September 25, 2007 and is being called for the purposes described in the Notice of Meeting of Shareholders filed herewith. A definitive version of the proxy materials is expected to be released to security holders as soon as reasonably practicable.
     If you have any questions, please feel free to contact me at (202) 508-4667.
Very truly yours,
/s/ Alyssa Albertelli
Alyssa Albertelli